Stock-Based Compensation and Other Benefit Plans - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2018		Dec. 31, 2017
2008 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Outstanding		1,415,350		1,549,725
Options, Granted				2,000
Options, Exercised		(192,928)		(40,000)
Options, Forfeited		(18,750)	[1]	(96,375)	[2]
Options, Expired		0		0
Options, Outstanding		1,203,672		1,415,350
Options, Exercisable		990,457		1,070,475
Options, Vested		990,457		1,070,475
Weighted Average Exercise Price, Outstanding		$ 12.59		$ 12.62
Weighted Average Exercise Price, Granted				13.00
Weighted Average Exercise Price, Exercised		10.63		11.71
Weighted Average Exercise Price, Forfeited		13.33	[1]	13.37	[2]
Weighted Average Exercise Price, Outstanding		12.89		12.59
Weighted Average Exercise Price, Exercisable		12.58		12.09
Weighted Average Exercise Price, Vested		$ 12.58		$ 12.09
Aggregate Intrinsic Value, Exercised		$ 2,114		$ 132
Aggregate Intrinsic Value, Forfeited	[1]	155
Aggregate Intrinsic Value, Outstanding		10,472		3,411
Aggregate Intrinsic Value, Exercisable		8,924		3,115
Aggregate Intrinsic Value, Vested		$ 8,924		$ 3,115
Weighted Average Remaining Contractual Life (Years), Outstanding		4 years 11 months 1 day		5 years 3 months 11 days
Weighted Average Remaining Contractual Life (Years), Exercisable		4 years 5 months 19 days		4 years 6 months 29 days
Weighted Average Remaining Contractual Life (Years), Vested		4 years 5 months 19 days		4 years 6 months 29 days
2017 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Outstanding		127,927
Options, Granted		83,340		127,927
Options, Expired		0		0
Options, Outstanding		211,267		127,927
Options, Exercisable		77,335		65,000
Options, Vested		77,335		65,000
Weighted Average Exercise Price, Outstanding		$ 15.00
Weighted Average Exercise Price, Granted		20.69		$ 15.00
Weighted Average Exercise Price, Outstanding		17.25		15.00
Weighted Average Exercise Price, Exercisable		15.00		15.00
Weighted Average Exercise Price, Vested		$ 15.00		$ 15.00
Aggregate Intrinsic Value, Granted		$ 75
Aggregate Intrinsic Value, Outstanding		917
Aggregate Intrinsic Value, Exercisable		510
Aggregate Intrinsic Value, Vested		$ 510
Weighted Average Remaining Contractual Life (Years), Outstanding		8 years 10 months 20 days		9 years 2 months 1 day
Weighted Average Remaining Contractual Life (Years), Exercisable		8 years 4 months 28 days		9 years 1 month 24 days
Weighted Average Remaining Contractual Life (Years), Vested		8 years 4 months 28 days		9 years 1 month 24 days

[1]	Forfeitures are accounted for in the period they occur.
[2]	Forfeitures are accounted for in the period they occur